Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [abstract]
Income Taxes

26.   INCOME TAX

(a)	Reconciliation of Effective Tax Rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	Years ended December 31,
	2021	2020
Net income before tax	$107,180	$58,955
Statutory tax rate	27.0%	27.0%
Anticipated income tax at statutory rates	28,939	15,918
Non-deductible expenditures (deductible expenditures)	(5,535)	1,326
Differences between Canadian and foreign tax rates	4,392	1,284
Changes in estimate	(93)	(192)
Effect of change in tax rates	(1,919)	436
Inflation adjustment	(24,873)	(10,634)
Impact of foreign exchange	14,865	15,081
Changes in deferred tax assets not recognized	18,692	5,909
Mining taxes	7,636	4,656
Withholding taxes	8,148	3,670
Other items	(2,471)	(52)
Total income tax expense	$47,781	$37,402

Total income tax represented by:
Current income tax expense	$51,651	$38,818
Deferred tax recovery	(3,870)	(1,416)
	$47,781	$37,402

(b)	Tax Amounts Recognized in Profit or Loss

	Years ended December 31,
	2021	2020
Current tax expense
Current taxes on profit for the year	$51,106	$38,603
Changes in estimates related to prior years	545	215
	$51,651	$38,818

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate	$(985)	$(1,500)
Changes in estimates related to prior years	(638)	(396)
Effect of differences in tax rates	(328)	44
Effect of changes in tax rates	(1,919)	436
	$(3,870)	$(1,416)

Total tax expense	$47,781	$37,402

(c)	Deferred Tax Balances

The significant components of the recognized deferred tax assets and liabilities are:

	December 31,	December 31,
	2021	2020
Deferred tax assets:
Reclamation and closure cost obligation	$15,872	$13,080
Carried forward tax loss	4,192	17,729
Equipment and buildings	23,989	-
Accounts payable and accrued liabilities	19,370	16,437
Deductibility of resource taxes	3,085	3,414
Lease obligations	8,270	5,769
Other	1,153	127
Total deferred tax assets	$75,931	$56,556

Deferred tax liabilities:
Mineral properties	$(244,296)	$(55,134)
Mining and foreign withholding taxes	(4,523)	(4,862)
Equipment and buildings	-	(1,928)
Convertible debenture	(1,198)	(1,544)
Inflation	(10,163)	(11,210)
Inventory and other	(7,419)	(1,377)
Total deferred tax liabilities	$(267,599)	$(76,055)

Net deferred tax liabilities	$(191,668)	$(19,499)

	2021	2020
Classification:
Deferred tax assets	$-	$-
Deferred tax liabilities	(191,668)	(19,499)
Net deferred tax liabilities	$(191,668)	$(19,499)

The Company's movement of net deferred tax liabilities is described below:

	2021	2020
At January 1	$19,499	$20,915
Deferred income tax (recovery) expense through income statement	(3,870)	(1,416)
Deferred income tax expense through equity	176,039	-
At December 31	$191,668	$19,499

(d)	Unrecognized Deferred Tax Assets and Liabilities

The Company recognizes tax benefits on losses or other deductible amounts where it is more likely than not that the deferred tax asset will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	December 31,	December 31,
	2021	2020
Unrecognized deductible temporary differences and unused tax losses:
Non capital losses	$136,072	$90,192
Provisions	11,657	14,488
Share issue costs	1,711	3,894
Mineral properties, plant and equipment	12,705	-
Lease obligation	863	555
Derivative liabilities	-	1,111
Capital losses	4,204	255
Investments in equity securities and associates	901	1,534
Unrecognized deductible temporary differences	$168,114	$112,029

As at December 31, 2021, the Company has temporary differences associated with investments in subsidiaries for which an income tax liability has not been recognized as the Company can control the timing of the reversal of the temporary differences and the Company plans to reinvest in its foreign subsidiaries. The temporary difference associated with investments in subsidiaries aggregate as follow:

	December 31,	December 31,
	2021	2020
Mexico	$204,283	$248,880
Peru	59,976	62,414
West Africa	114,559	-

(e)	Tax Loss Carry Forwards

Tax losses have the following expiry dates:

		December 31,		December 31,
	Year of expiry	2021	Year of expiry	2020
Canada	2026 - 2041	$150,015	2026 - 2039	$90,300
Argentina		-	2020 - 2024	68,900
Mexico	2021 - 2030	378	2021 - 2029	367
Peru		-		-

In addition, as at December 31, 2021, the Company has accumulated Canadian resource related expenses of $8.5 million (December 31, 2020- $8.5 million) for which the deferred tax benefit has not been recognized.